Dividends	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Dividends	DIVIDENDS
In 2020, no preferred share dividends (2019 - $2 million) and $1 million common share dividends (2019 - $1 million) were declared and paid.
See Note 34 - Subsequent Events for dividends declared subsequent to December 31, 2020.